Impairment Charges and Restructuring Costs - Goodwill and Other Indefinite Useful Life Intangible Assets (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	$ 75,000,000	$ 11,000,000
Amount by which fair value would exceed carrying value due to an increase in discount rate by 3%	0
Containerboard CGU
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	489,000,000
Recovery CGU
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	13,000,000
Partitioning Activities CGU
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	3,000,000
Tissue Papers CGU
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	36,000,000
Boxboard Europe Cash-Generating Units [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	8,000,000
Water Rights | Boxboard Europe Cash-Generating Units [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill	6,000,000
TISSUE PAPERS | Operating segments
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	75,000,000	2,000,000
Amount by which unit's recoverable amount exceeds its carrying amount	$ 114,000,000
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.01
CONTAINERBOARD | Operating segments
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	$ 0	$ 11,000,000
Amount by which unit's recoverable amount exceeds its carrying amount	$ 1,676,000,000
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.13
Cascades Recovery Inc. [Member] | Operating segments
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amount by which unit's recoverable amount exceeds its carrying amount	$ 19,000,000
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.01